Income Taxes (Roll-forward of Valuation Allowance) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020		Mar. 31, 2019		Mar. 31, 2018
Valuation Allowance [Line Items]
Balance at beginning of fiscal year	¥ 158,581	[1]	¥ 163,358		¥ 438,344
Changes that directly affected Income tax expense	5,984		(2,444)		(9,102)
Expiration of net operating loss carryforwards					(264,234)
Others	713		(2,333)		(1,650)
Total	713		(2,333)		(265,884)
Balance at end of fiscal year	¥ 165,278	[1]	¥ 158,581	[1]	¥ 163,358

[1]	The amount includes ¥107,246 million and ¥101,498 million related to MHSC’s net operating loss carryforwards resulting mainly from the organizational restructuring of certain foreign subsidiaries as of March 31, 2019 and 2020, respectively. The tax effect of the net operating loss carryforwards is substantially offset by ¥88,294 million and ¥86,591 million, respectively, of valuation allowance as a result of considering all available evidence regarding sources of future taxable income including historical trends in taxable income in the preceding periods and forecasted taxable income.